Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13.Commitments and Contingencies

On May 2, 2018, the Company signed two new building contracts for the construction of two aframax tankers. The total contracted amount remaining to be paid for the two vessels under construction plus extra costs agreed as at December 31, 2018, were $57,028 in 2019 and $31,168 in 2020.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2018, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2019	278,623
2020	227,381
2021	173,662
2022	117,105
2023 to 2028	268,087

Minimum charter payments	1,064,858

These amounts do not assume any off-hire.